OTHER INCOME (Details) - EUR (€) € in Thousands		12 Months Ended
	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 30, 2023
OTHER INCOME
Income from SES transaction		€ 3,703
Other miscellaneous income		5,315	€ 3,815	€ 1,871
Bonus payments			9,200
Total other income		9,018	15,985	3,375
Exit bonus receivable			€ 4,500
Annual percentage to be paid			1.50%
Cash payments		264	€ 81,871	5,880
Government grant income		550	159	268
Gain on derecognition of liabilities.		2,194	0
R&D allowance		€ 319
Silicon receivables
OTHER INCOME
Reversal of impairment			21,375
Non-cash Settlement of Receivables			17,664
Shareholder receivable
OTHER INCOME
Reversal of impairment			1,418
Cash payments	€ 70,000
Receivable Silicon exit bonus
OTHER INCOME
Total other income			4,700
Silicon
OTHER INCOME
Exit bonus income			4,700
Exit bonus receivable			4,700
Montratec GmbH
OTHER INCOME
Bonus payments			4,500
Exit bonus receivable					€ 3,954
Montratec Sarl
OTHER INCOME
Exit bonus income			4,500
Securities Purchase Agreement Guarantee			4,500
Schmid Grundstcke GmbH & Co. KG
OTHER INCOME
Exit bonus receivable					€ 546
Sale and Leaseback Agreement
OTHER INCOME
Sale leaseback cancellation gain			1,875
Government grant income			356	€ 519
Income from asset disposals			€ 508